Annual Total Returns - Wireless Portfolio [BarChart] - 02.28 Select Portfolios: Group 9 Telecommunications Services Sector Retail Combo PRO-17 - Wireless Portfolio - Wireless Portfolio-Default	Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	16.30%
Annual Return 2013	28.26%
Annual Return 2014	2.98%
Annual Return 2015	(3.09%)
Annual Return 2016	10.07%
Annual Return 2017	25.02%
Annual Return 2018	(6.21%)
Annual Return 2019	40.14%
Annual Return 2020	33.09%
Annual Return 2021	12.14%